ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable

	September 30,	December 31,
	2021	2020
Accounts receivable	$5,812,003	$–
Less: Allowance for doubtful accounts	–	–
Total accounts receivable	$5,812,003	$–